As filed with the U.S. Securities and Exchange Commission on May 14, 2020

Securities Act File No 002-82544
Investment Company Act File No. 811-03691

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.

Post-Effective Amendment No. 56	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 57	X

LORD ABBETT MID CAP STOCK FUND, INC.

(Exact Name of Registrant as Specified in Charter)

90 Hudson Street, Jersey City, New Jersey	07302-3973
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 522-2388

John T. Fitzgerald, Esq.
Vice President and Assistant Secretary
90 Hudson Street, Jersey City, New Jersey 07302-3973
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b)
__	on (date) pursuant to paragraph (b)
__	60 days after filing pursuant to paragraph (a)(1)
__	on (date) pursuant to paragraph (a)(1)
__	75 days after filing pursuant to paragraph (a)(2)
__	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

__	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 14th day of May, 2020.

LORD ABBETT MID CAP STOCK FUND, INC.

BY:	/s/ John T. Fitzgerald
John T. Fitzgerald
Vice President and Assistant Secretary

BY:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

BY:	/s/ Vito A. Fronda
Vito A. Fronda
Principal Accounting Officer and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

James L.L. Tullis*	Chairman and Director	May 14, 2020
James L.L. Tullis*

Douglas B. Sieg*	President, CEO, and Director	May 14, 2020
Douglas B. Sieg

Evelyn E. Guernsey*	Director	May 14, 2020
Evelyn E. Guernsey

Julie A. Hill*	Director	May 14, 2020
Julie A. Hill

Kathleen M. Lutito*	Director	May 14, 2020
Kathleen M. Lutito

James M. McTaggart*	Director	May 14, 2020
James M. McTaggart

Charles O. Prince*	Director	May 14, 2020
Charles O. Prince

Karla M. Rabusch*	Director	May 14, 2020
Karla M. Rabusch

Mark A. Schmid*	Director	May 14, 2020
Mark A. Schmid

*By:	/s/ John T. Fitzgerald
John T. Fitzgerald
Attorney-in-Fact, signed pursuant to power of attorney filed in Post-Effective Amendment No. 37 to Lord Abbett Trust I’s Registration Statement on February 7, 2020, Accession Number 0000930413-20-000226.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase